Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Moderate Growth Portfolio

(each a “Portfolio” and together, the “Portfolios”)

Supplement dated April 30, 2019, to the Portfolios’ Prospectus dated July 27, 2018, as supplemented and amended to date

On March 27, 2019, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of those trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended, approved a new Investment Sub-Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and Morgan Stanley Investment Management Inc. (“MSIM”) with respect to the Portfolios. MSIM will replace Janus Capital Management LLC (“Janus”) as a subadviser to the Portfolios.

At the meeting, the Board approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Portfolios. Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolios so that the advisory fee rate payable by the Portfolios to SunAmerica is as follows:

SA Multi-Managed Large Cap Growth Portfolio	0.73% on the first $250 million 0.67% on the next $250 million 0.58% above $500 million
SA Multi-Managed Growth Portfolio	0.82% on the first $250 million 0.77% on the next $250 million 0.72% above $500 million
SA Multi-Managed Income Portfolio	0.74% on the first $250 million 0.69% on the next $250 million 0.64% above $500 million
SA Multi-Managed Income/Equity Portfolio	0.77% on the first $250 million 0.72% on the next $250 million 0.67% above $500 million
SA Multi-Managed Moderate Growth Portfolio	0.80% on the first $250 million 0.75% on the next $250 million 0.70% above $500 million

It is currently anticipated these changes will become effective on or about May 1, 2019 (the “Effective Date”). The Fee Waiver Agreement will continue in effect until July 31, 2020. In addition, upon termination of the advisory agreement between SunAmerica and the Trust with respect to a Portfolio, the Fee Waiver Agreement will automatically terminate with respect to that Portfolio.

On the Effective Date, the following changes to the Prospectus will become effective:

For each Portfolio except the SA Multi-Managed Large Cap Growth Portfolio, in the section entitled “Portfolio Summary – Principal Investment Strategies of the Portfolio,” the final paragraph in this section is deleted and replaced with the following:

Under normal market conditions, the Subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and

$768.7 billion. The Subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Subadviser for the Growth Component seeks to invest in companies with strong name recognition and sustainable competitive advantages. The Subadviser for the Growth Component typically favors companies with rising returns on invested capital, above-average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Subadviser for the Growth Component studies on an ongoing basis company developments, including business strategy and financial results. The Subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.

For the SA Multi-Managed Large Cap Growth Portfolio, in the section entitled “Portfolio Summary – Principal Investment Strategies of the Portfolio,” the final paragraph in this section is deleted and replaced with the following:

The Portfolio is actively managed by two subadvisers, one of which uses a bottom-up stock selection process, seeking attractive investments on an individual company basis. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by the adviser who seeks to track an index or a subset of an index.

For SA Multi-Managed Growth Portfolio, SA Multi-Managed Income Portfolio, and SA Multi-Managed Large Cap Growth Portfolio, the following is added to the section entitled “Portfolio Summary – Principal Risks of Investing in the Portfolio.”

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

In the section entitled “Investment Adviser,” any reference to Janus is deleted in its entirety and replaced with “Morgan Stanley Investment Management Inc. (“MSIM”).”

In the section entitled “Investment Adviser — Portfolio Managers” any reference to Janus is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolios Since
Growth Component – MSIM

Dennis P. Lynch Managing Director	2019

Sam G. Chainani, CFA Managing Director	2019

Jason C. Yeung, CFA Managing Director	2019

Armistead B. Nash Managing Director	2019

David S. Cohen

Managing Director	2019

Alexander T. Norton Executive Director	2019

The section entitled “Additional Information about the Portfolios’ Investment Strategies and Investment Risks” is amended to delete the current information with respect to the Portfolios and to include the following:

SA Multi-Managed Large Cap Growth Portfolio. The Portfolio may also invest in small-cap stocks, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, foreign securities, emerging markets, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, derivatives, options and futures, options on foreign currency, options on securities and securities indices, hybrid instruments (up to 10%), swaps, interest rate caps, floors and collars, unseasoned companies, special situations, ETFs and illiquid securities (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk

•	Counterparty risk

•	Credit risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Focused portfolio risk

•	Foreign investment risk

•	Hedging risk

•	Illiquidity risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Mortgage- and asset-backed securities risk

•	Real estate industry risks

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Risk of investing in money market securities

•	Sector risk

•	Small-cap companies risk

•	Unseasoned companies risk

•	U.S. Government obligations risk

SA Multi-Managed Growth Portfolio, SA Multi-Managed Income Portfolio, SA Multi-Managed Income/Equity Portfolio and SA Multi-Managed Moderate Growth Portfolio. The Multi-Managed Portfolios’ assets are invested in the Fixed Income, Growth and/or Small-Cap Growth Components in varying degrees as set forth in each Portfolio’s investment strategy section in the “Portfolio Summaries.”

The Fixed Income Component may invest in currency transactions, currency baskets, PFICs, options and futures, special situations, forward foreign currency exchange contracts, U.S. Treasury inflation protected securities, roll transactions, total return swaps (up to 10%), short sales, floating rate obligations (which include CLOs), forward commitments, when-issued and delayed delivery securities and junk bonds (up to 20% of the component’s assets).

The Growth Component may invest in foreign securities, depositary receipts, currency transactions, currency baskets, emerging markets, REITs, depositary receipts, derivatives, options and futures, options on foreign currency, options on securities and securities indices, hybrid investments (up to 10%), swaps, interest rate caps, floors and collars, ETFs and illiquid securities (up to 15% of net assets) and special situations.

The Small-Cap Growth Component may invest in short-term investments (up to 25%), options, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, PFICs, options and futures and special situations.

The Portfolios may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to hedge credit exposure. Additional risks that the Portfolios may be subject to are as follows:

•	Convertible securities risk

•	Counterparty risk

•	Credit default swap risk

•	Credit risk transfer securities risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Focused portfolio risk

•	Hedging risk

•	Illiquidity risk

•	Investment company risk

•	Real estate industry risk

•	Risk of investing in junk bonds

•	Risk of investing in money market securities

•	Roll transactions risk

•	Sector risk

•	Short sales risk

•	U.S. Government obligations risk

The section entitled “Management — Information about the Subadvisers” is amended to delete any reference to Janus, and to include the following:

Morgan Stanley Investment Management Inc. (“MSIM”) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the United States and abroad. MSIM is located at 522 Fifth Avenue, New York, NY 10036. As of December 31, 2018, MSIM together with its affiliated asset management companies had approximately $463.1 billion in assets under management.

The Growth Component of the SA Multi-Managed Growth Portfolio, the SA Multi-Managed Income Portfolio, the SA Multi-Managed Income/Equity Portfolio, the SA Multi-Managed Large Cap Growth Portfolio and the SA Multi-Managed Moderate Growth Portfolio is managed by the Counterpoint Global Team. The Counterpoint Global Team is led by Dennis P. Lynch, Head of Counterpoint Global Investing at MSIM, and includes Sam G. Chainani, CFA, Jason C. Yeung, CFA, Armistead B. Nash, David S. Cohen and Alexander T. Norton. Mr. Lynch, Managing Director, has been with MSIM since 1998 and has 25 years of investment experience. Mr. Chainani, Managing Director, has been with MSIM since 1996 and has 23 years of investment experience. Mr. Yeung, Managing Director, has been with MSIM since 2002 and has 22 years of investment experience. Mr. Nash, Managing Director, has been with MSIM since 2002 and has 19 years of investment experience. Mr. Cohen, Managing Director, has been with MSIM since 1993 and has 31 years of investment experience. Mr. Norton, Executive Director, has been with MSIM since 2000 and has 24 years of investment experience.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Moderate Growth Portfolio

(the “Portfolios”)

Supplement dated April 30, 2019, to the Portfolios’

Statement of Additional Information (“SAI”)

dated July 27, 2018, as supplemented and amended to date

The following changes to the SAI are effective on or about May 1, 2019.

All references to Janus Capital Management LLC (“Janus”) are deleted from the SAI.

In the table beginning on page 4, under the section of the SAI entitled “INVESTMENT GOALS AND POLICIES – Seasons Strategy Portfolios,” under the “Growth Component” column, in the row entitled “In what other types of investments may the Managed Component periodically invest?,” the following items are added:

●	Brady Bonds

●	Other investment companies

●	Partnership securities

●	Passive foreign investment companies (“PFICs”)

●	Short-term investments

●	Zero coupon bonds, step-coupon bonds, and deferred Interest bonds

In the table beginning on page 4, under the section of the SAI entitled “INVESTMENT GOALS AND POLICIES – Seasons Strategy Portfolios,” under the “Growth Component” column, in the row entitled “What other types of risk may potentially or periodically affect the Portfolio/Managed Component?,” the following items are added:

●	Active trading risk

●	Investment company risk

In the table beginning on page 4, under the section entitled “INVESTMENT GOALS AND POLICIES – Seasons Select Portfolios,” under the “SA Multi-Managed Large Cap Growth Portfolio” column, in the row entitled “In what other types of investments may the Portfolio periodically invest?,” the following items are added:

●	Brady Bonds

●	Derivatives

●	Hybrid instruments

●	Illiquid securities (up to 15% of net assets)

●	Other investment companies

●	Partnership securities

●	Short-term investments

●	Zero coupon bonds, step-coupon bonds, and deferred Interest bonds

In the table beginning on page 4, under the section entitled “INVESTMENT GOALS AND POLICIES – Seasons Select Portfolios,” under the “SA Multi-Managed Large Cap Growth Portfolio” column, in the row entitled “What other types of risk may potentially or periodically affect the Portfolio?” the following items are added:

●	Derivatives risk

●	Illiquidity risk

In the section of the SAI entitled “SUPPLEMENTAL GLOSSARY” the following disclosure is added:

Brady Bonds. Foreign securities include, among other things, Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former Secretary of the United States Department of the Treasury (the “Treasury”), Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in “over-the-counter” (“OTC”) secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

In the table beginning on page 53, under the section entitled “Subadvisory Agreements,” the references to Janus with respect to the Portfolios are replaced with Morgan Stanley Investment Management Inc. (“MSIM”).

On page 55, under the section entitled “Portfolio Managers – Other Accounts,” Janus’s information with respect to the Portfolios is replaced with the following:

Portfolio	Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of December 31, 2018)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
SA Multi-Managed Large Cap Growth	MSIM	Lynch, Dennis P. Chainani, Sam G. Yeung, Jason C. Nash, Armistead B. Cohen, David S. Norton, Alexander T.	16 15 15 15 15 15	$12,910 $12,904 $12,904 $12,904 $12,904 $12,904	12 11 11 11 11 11	$1,748 $1,660 $1,660 $1,660 $1,660 $1,660	14* 13* 13* 13* 13* 13*	$2,511 $2,424 $2,424 $2,424 $2,424 $2,424
SA Multi-Managed Portfolios – Growth Component	MSIM	Lynch, Dennis P. Chainani, Sam G. Yeung, Jason C. Nash, Armistead B. Cohen, David S. Norton, Alexander T.	16 15 15 15 15 15	$12,910 $12,904 $12,904 $12,904 $12,904 $12,904	12 11 11 11 11 11	$1,748 $1,660 $1,660 $1,660 $1,660 $1,660	14* 13* 13* 13* 13* 13*	$2,511 $2,424 $2,424 $2,424 $2,424 $2,424

* 2 accounts with $763.4 million in assets under management with performance-based fees.

The section of the SAI entitled “Portfolio Managers – Compensation,” beginning on page 58 is supplemented as follows:

MSIM. Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to MSIM employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (“IMAP”) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley board of directors.

Base salary compensation. Generally, Portfolio Managers receive base salary compensation based on the level of their position with MSIM.

Incentive compensation. In addition to base compensation, Portfolio Managers may receive discretionary year-end compensation.

Incentive compensation may include:

●	Cash Bonus.
●	Deferred Compensation:
●

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

●

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of MSIM’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM. Portfolio Managers are required to notionally invest a minimum of 25% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

●

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition for cause (i.e., any act or omission that constitutes a breach of obligation to MSIM, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of MSIM’s consolidated financial results, constitutes a violation of MSIM’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

●	Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager
●	Revenue and profitability of MSIM
●	Return on equity and risk factors of both the business units and Morgan Stanley
●	Assets managed by the Portfolio Manager
●	External market conditions
●	New business development and business sustainability
●	Contribution to client objectives
●

The pre-tax investment performance of the funds/accounts managed by the Portfolio Manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods).

●	Individual contribution and performance

Further, MSIM’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.